FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Apr. 30, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements on a Nonrecurring Basis

The aggregate fair value of these assets by their levels in the fair value hierarchy are as follows:

	(in thousands)
	Total	Level 1	Level 2	Level 3
April 30, 2015
Real estate held for sale	$7,100	$0	$0	$7,100

April 30, 2014
Real estate investments	89,537	0	0	89,537
Real estate held for sale	2,951	0	0	2,951

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments as of April 30, 2015 and 2014 are as follows:

	(in thousands)
	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Cash and cash equivalents	$48,970	$48,970	$47,267	$47,267
Other investments	329	329	329	329
FINANCIAL LIABILITIES
Other debt	144,090	143,749	63,132	63,250
Lines of credit	60,500	60,500	22,500	22,500
Mortgages payable	668,112	749,604	678,955	751,117